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SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-08481

Columbia Funds Variable Insurance Trust I
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2014

Item 1. Schedule of Investments.

Portfolio of Investments

Columbia Variable Portfolio – Marsico 21st Century Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 97.6%
CONSUMER DISCRETIONARY 22.4%
Distributors 1.8%
LKQ Corp. (a)	80,520	$2,121,702
Hotels, Restaurants & Leisure 8.9%
Domino’s Pizza, Inc.	26,465	2,037,011
Dunkin’ Brands Group, Inc.	25,217	1,265,389
Hilton Worldwide Holdings, Inc. (a)	99,970	2,223,333
Panera Bread Co., Class A (a)	10,277	1,813,582
Wynn Resorts Ltd.	15,674	3,481,979
Total		10,821,294
Internet & Catalog Retail 2.8%
Amazon.com, Inc. (a)	3,352	1,128,015
TripAdvisor, Inc. (a)	24,621	2,230,417
Total		3,358,432
Media 5.6%
Twenty-First Century Fox, Inc., Class A	94,248	3,013,109
Walt Disney Co. (The)	47,536	3,806,207
Total		6,819,316
Specialty Retail 2.6%
Lumber Liquidators Holdings, Inc. (a)	9,616	901,981
Tractor Supply Co.	18,194	1,285,042
Ulta Salon Cosmetics & Fragrance, Inc. (a)	10,459	1,019,543
Total		3,206,566
Textiles, Apparel & Luxury Goods 0.7%
Deckers Outdoor Corp. (a)	11,017	878,386
TOTAL CONSUMER DISCRETIONARY		27,205,696
CONSUMER STAPLES 5.3%
Beverages 3.0%
Constellation Brands, Inc., Class A (a)	43,191	3,669,939
Food Products 2.3%
Keurig Green Mountain, Inc.	25,967	2,741,856
TOTAL CONSUMER STAPLES		6,411,795
ENERGY 4.8%
Energy Equipment & Services 3.0%
Schlumberger Ltd.	37,930	3,698,175

Issuer	Shares	Value

Common Stocks (continued)
ENERGY (CONTINUED)
Oil, Gas & Consumable Fuels 1.8%
Antero Resources Corp. (a)	34,589	$2,165,271
TOTAL ENERGY		5,863,446
FINANCIALS 6.7%
Banks 2.8%
City National Corp.	17,300	1,361,856
First Republic Bank	37,255	2,011,398
Total		3,373,254
Capital Markets 2.9%
Charles Schwab Corp. (The)	44,718	1,222,143
Morgan Stanley	75,113	2,341,272
Total		3,563,415
Real Estate Management & Development 1.0%
Realogy Holdings Corp. (a)	27,020	1,174,019
TOTAL FINANCIALS		8,110,688
HEALTH CARE 11.9%
Biotechnology 9.7%
Alexion Pharmaceuticals, Inc. (a)	9,098	1,384,079
Biogen Idec, Inc. (a)	13,866	4,241,193
BioMarin Pharmaceutical, Inc. (a)	20,230	1,379,888
Gilead Sciences, Inc. (a)	59,578	4,221,697
Isis Pharmaceuticals, Inc. (a)	13,445	580,959
Total		11,807,816
Health Care Equipment & Supplies 0.6%
Novadaq Technologies, Inc. (a)	30,283	674,705
Health Care Providers & Services 1.6%
Envision Healthcare Holdings, Inc. (a)	57,228	1,936,024
TOTAL HEALTH CARE		14,418,545
INDUSTRIALS 15.5%
Aerospace & Defense 4.6%
B/E Aerospace, Inc. (a)	26,221	2,275,721
DigitalGlobe, Inc. (a)	34,616	1,004,210
TransDigm Group, Inc.	12,622	2,337,594
Total		5,617,525

Issuer	Shares	Value

Common Stocks (continued)
INDUSTRIALS (CONTINUED)
Airlines 3.0%
Delta Air Lines, Inc.	53,751	$1,862,472
United Continental Holdings, Inc. (a)	40,990	1,829,384
Total		3,691,856
Commercial Services & Supplies 1.1%
Copart, Inc. (a)	35,675	1,298,213
Professional Services 2.9%
IHS, Inc., Class A (a)	20,917	2,541,415
Robert Half International, Inc.	22,789	955,999
Total		3,497,414
Road & Rail 2.6%
Genesee & Wyoming, Inc., Class A (a)	32,966	3,208,251
Trading Companies & Distributors 1.3%
Fastenal Co.	31,342	1,545,788
TOTAL INDUSTRIALS		18,859,047
INFORMATION TECHNOLOGY 22.7%
Internet Software & Services 10.2%
Facebook, Inc., Class A (a)	99,768	6,010,024
Google, Inc., Class A (a)	3,930	4,380,024
LinkedIn Corp., Class A (a)	7,968	1,473,602
Zillow, Inc., Class A (a)	6,670	587,627
Total		12,451,277
IT Services 5.5%
Cognizant Technology Solutions Corp., Class A (a)	25,096	1,270,109
FleetCor Technologies, Inc. (a)	17,309	1,992,266
MasterCard, Inc., Class A	45,265	3,381,295
Total		6,643,670
Semiconductors & Semiconductor Equipment 2.9%
ARM Holdings PLC	96,180	1,600,258
ASML Holding NV	20,681	1,930,778
Total		3,531,036

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
Software 4.1%
Salesforce.com, Inc. (a)	63,590	$3,630,353
Splunk, Inc. (a)	8,583	613,599
Workday, Inc., Class A (a)	8,437	771,395
Total		5,015,347
TOTAL INFORMATION TECHNOLOGY		27,641,330
MATERIALS 6.4%
Chemicals 6.4%
Monsanto Co.	35,008	3,982,860
Sherwin-Williams Co. (The)	19,625	3,868,676
Total		7,851,536
TOTAL MATERIALS		7,851,536
TELECOMMUNICATION SERVICES 1.9%
Wireless Telecommunication Services 1.9%
SBA Communications Corp., Class A (a)	25,997	2,364,687
TOTAL TELECOMMUNICATION SERVICES		2,364,687
Total Common Stocks (Cost: $91,421,069)		$118,726,770

	Shares	Value

Money Market Funds 2.1%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	2,538,380	$2,538,380
Total Money Market Funds (Cost: $2,538,380)		$2,538,380
Total Investments
(Cost: $93,959,449) (d)		$121,265,150(e)
Other Assets & Liabilities, Net		305,535
Net Assets		$121,570,685

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	398,654	24,408,197	(22,268,471)	2,538,380	463	2,538,380

(d)                                     At March 31, 2014, the cost of securities for federal income tax purposes was approximately $93,959,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$28,554,000
Unrealized Depreciation	(1,248,000)
Net Unrealized Appreciation	$27,306,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fairvalue measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	27,205,696	—	—	27,205,696
Consumer Staples	6,411,795	—	—	6,411,795
Energy	5,863,446	—	—	5,863,446
Financials	8,110,688	—	—	8,110,688
Health Care	14,418,545	—	—	14,418,545
Industrials	18,859,047	—	—	18,859,047
Information Technology	26,041,072	1,600,258	—	27,641,330
Materials	7,851,536	—	—	7,851,536
Telecommunication Services	2,364,687	—	—	2,364,687
Total Equity Securities	117,126,512	1,600,258	—	118,726,770
Mutual Funds
Money Market Funds	2,538,380	—	—	2,538,380
Total Mutual Funds	2,538,380	—	—	2,538,380
Total	119,664,892	1,600,258	—	121,265,150

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Focused Equities Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 94.5%
CONSUMER DISCRETIONARY 26.5%
Hotels, Restaurants & Leisure 10.2%
Starbucks Corp.	17,947	$1,316,951
Starwood Hotels & Resorts Worldwide, Inc.	33,295	2,650,282
Wynn Resorts Ltd.	12,028	2,672,020
Total		6,639,253
Internet & Catalog Retail 4.3%
Priceline Group, Inc. (The) (a)	2,343	2,792,598
Media 6.9%
Comcast Corp., Class A	41,854	2,093,537
Walt Disney Co. (The)	30,093	2,409,547
Total		4,503,084
Specialty Retail 5.1%
Home Depot, Inc. (The)	12,936	1,023,626
TJX Companies, Inc. (The)	38,728	2,348,853
Total		3,372,479
TOTAL CONSUMER DISCRETIONARY		17,307,414
CONSUMER STAPLES 1.2%
Food Products 1.2%
Keurig Green Mountain, Inc.	7,386	779,888
TOTAL CONSUMER STAPLES		779,888
ENERGY 5.9%
Energy Equipment & Services 2.9%
Schlumberger Ltd.	19,309	1,882,627
Oil, Gas & Consumable Fuels 3.0%
Continental Resources, Inc. (a)	15,737	1,955,637
TOTAL ENERGY		3,838,264
FINANCIALS 4.2%
Capital Markets 1.0%
Charles Schwab Corp. (The)	23,835	651,410
Consumer Finance 3.2%
American Express Co.	23,630	2,127,409
TOTAL FINANCIALS		2,778,819

Issuer	Shares	Value

Common Stocks (continued)
HEALTH CARE 20.7%
Biotechnology 15.9%
Biogen Idec, Inc. (a)	14,337	$4,385,258
Celgene Corp. (a)	12,003	1,675,619
Gilead Sciences, Inc. (a)	60,523	4,288,660
Total		10,349,537
Health Care Providers & Services 3.4%
UnitedHealth Group, Inc.	27,156	2,226,520
Pharmaceuticals 1.4%
Pacira Pharmaceuticals, Inc. (a)	13,081	915,539
TOTAL HEALTH CARE		13,491,596
INDUSTRIALS 5.4%
Aerospace & Defense 1.2%
General Dynamics Corp.	7,301	795,225
Road & Rail 4.2%
Canadian Pacific Railway Ltd.	18,037	2,713,306
TOTAL INDUSTRIALS		3,508,531
INFORMATION TECHNOLOGY 20.5%
Internet Software & Services 9.4%
Facebook, Inc., Class A (a)	48,718	2,934,772
Google, Inc., Class A (a)	2,872	3,200,873
Total		6,135,645
IT Services 6.4%
Cognizant Technology Solutions Corp., Class A (a)	8,402	425,225
Visa, Inc., Class A	17,278	3,729,629
Total		4,154,854
Semiconductors & Semiconductor Equipment 2.5%
ASML Holding NV	17,901	1,671,238
Software 2.2%
Salesforce.com, Inc. (a)	24,931	1,423,311
TOTAL INFORMATION TECHNOLOGY		13,385,048

Issuer	Shares	Value

Common Stocks (continued)
MATERIALS 10.1%
Chemicals 10.1%
Monsanto Co.	32,055	$3,646,897
Sherwin-Williams Co. (The)	15,142	2,984,943
Total		6,631,840
TOTAL MATERIALS		6,631,840
Total Common Stocks (Cost: $43,615,072)		$61,721,400

	Shares	Value

Money Market Funds 5.2%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	3,388,290	$3,388,290
Total Money Market Funds (Cost: $3,388,290)		$3,388,290
Total Investments
(Cost: $47,003,362) (d)		$65,109,690(e)
Other Assets & Liabilities, Net		181,903
Net Assets		$65,291,593

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	1,343,290	8,443,006	(6,398,006)	3,388,290	132,119	3,388,290

(d)                                     At March 31, 2014, the cost of securities for federal income tax purposes was approximately $47,003,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,353,000
Unrealized Depreciation	(246,000)
Net Unrealized Appreciation	$18,107,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market  transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include:

(i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	17,307,414	—	—	17,307,414
Consumer Staples	779,888	—	—	779,888
Energy	3,838,264	—	—	3,838,264
Financials	2,778,819	—	—	2,778,819
Health Care	13,491,596	—	—	13,491,596
Industrials	3,508,531	—	—	3,508,531
Information Technology	13,385,048	—	—	13,385,048
Materials	6,631,840	—	—	6,631,840
Total Equity Securities	61,721,400	—	—	61,721,400
Mutual Funds
Money Market Funds	3,388,290	—	—	3,388,290
Total Mutual Funds	3,388,290	—	—	3,388,290
Total	65,109,690	—	—	65,109,690

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico Growth Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 98.4%
CONSUMER DISCRETIONARY 26.8%
Auto Components 0.3%
Delphi Automotive PLC	11,080	$751,889
Hotels, Restaurants & Leisure 7.5%
Starbucks Corp.	29,254	2,146,658
Starwood Hotels & Resorts Worldwide, Inc.	136,765	10,886,494
Wynn Resorts Ltd.	38,157	8,476,578
Total		21,509,730
Internet & Catalog Retail 5.8%
Amazon.com, Inc. (a)	12,314	4,143,907
Priceline Group, Inc. (The) (a)	10,498	12,512,461
Total		16,656,368
Media 8.3%
CBS Corp., Class B Non Voting	136,998	8,466,476
Comcast Corp., Class A	126,729	6,338,985
Walt Disney Co. (The)	110,398	8,839,568
Total		23,645,029
Specialty Retail 4.9%
Gap, Inc. (The)	78,892	3,160,414
Home Depot, Inc. (The)	63,456	5,021,273
TJX Companies, Inc. (The)	98,699	5,986,094
Total		14,167,781
TOTAL CONSUMER DISCRETIONARY		76,730,797
CONSUMER STAPLES 3.9%
Food & Staples Retailing 1.6%
CVS Caremark Corp.	62,816	4,702,406
Food Products 2.3%
Keurig Green Mountain, Inc.	62,454	6,594,518
TOTAL CONSUMER STAPLES		11,296,924
ENERGY 5.1%
Energy Equipment & Services 2.7%
Schlumberger Ltd.	79,222	7,724,145
Oil, Gas & Consumable Fuels 2.4%
Antero Resources Corp. (a)	53,187	3,329,506
Continental Resources, Inc. (a)	27,633	3,433,953
Total		6,763,459
TOTAL ENERGY		14,487,604

Issuer	Shares	Value

Common Stocks (continued)
FINANCIALS 2.2%
Banks 1.0%
Citigroup, Inc.	59,548	$2,834,485
Capital Markets 1.2%
Charles Schwab Corp. (The)	128,646	3,515,895
TOTAL FINANCIALS		6,350,380
HEALTH CARE 12.2%
Biotechnology 12.2%
Biogen Idec, Inc. (a)	44,800	13,702,976
Celgene Corp. (a)	47,476	6,627,650
Gilead Sciences, Inc. (a)	206,150	14,607,789
Total		34,938,415
TOTAL HEALTH CARE		34,938,415
INDUSTRIALS 16.2%
Aerospace & Defense 3.6%
General Dynamics Corp.	77,209	8,409,604
Safran SA	25,754	1,784,289
Total		10,193,893
Airlines 1.9%
American Airlines Group, Inc. (a)	77,345	2,830,827
United Continental Holdings, Inc. (a)	60,816	2,714,218
Total		5,545,045
Commercial Services & Supplies 3.1%
Tyco International Ltd.	209,220	8,870,928
Road & Rail 6.8%
Canadian Pacific Railway Ltd.	59,733	8,985,635
Union Pacific Corp.	55,406	10,397,490
Total		19,383,125
Trading Companies & Distributors 0.8%
WW Grainger, Inc.	9,330	2,357,318
TOTAL INDUSTRIALS		46,350,309
INFORMATION TECHNOLOGY 23.2%
Internet Software & Services 10.5%
Facebook, Inc., Class A (a)	181,229	10,917,235
Google, Inc., Class A (a)	13,378	14,909,915
LinkedIn Corp., Class A (a)	23,883	4,416,922
Total		30,244,072

Issuer	Shares	Value

Common Stocks (continued)
INFORMATION TECHNOLOGY (CONTINUED)
IT Services 5.0%
FleetCor Technologies, Inc. (a)	12,176	$1,401,458
Visa, Inc., Class A	59,510	12,845,828
Total		14,247,286
Semiconductors & Semiconductor Equipment 5.6%
ASML Holding NV	104,937	9,796,918
Texas Instruments, Inc.	134,526	6,342,901
Total		16,139,819
Software 2.1%
Salesforce.com, Inc. (a)	104,025	5,938,787
TOTAL INFORMATION TECHNOLOGY		66,569,964
MATERIALS 8.8%
Chemicals 8.8%
Ecolab, Inc.	26,607	2,873,290
Monsanto Co.	108,256	12,316,285
Sherwin-Williams Co. (The)	51,053	10,064,078
Total		25,253,653
TOTAL MATERIALS		25,253,653
Total Common Stocks (Cost: $202,113,100)		$281,978,046

	Shares	Value

Money Market Funds 0.7%
Columbia Short-Term Cash Fund, 0.094% (b)(c)	2,041,480	$2,041,480
Total Money Market Funds (Cost: $2,041,480)		$2,041,480
Total Investments
(Cost: $204,154,580) (d)		$284,019,526(e)
Other Assets & Liabilities, Net		2,587,709
Net Assets		$286,607,235

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(c)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	161,998	41,580,734	(39,701,252)	2,041,480	1,089	2,041,480

(d)                                     At March 31, 2014, the cost of securities for federal income tax purposes was approximately $204,155,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$80,886,000
Unrealized Depreciation	(1,021,000)
Net Unrealized Appreciation	$79,865,000

(e)                                     Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	76,730,797	—	—	76,730,797
Consumer Staples	11,296,924	—	—	11,296,924
Energy	14,487,604	—	—	14,487,604
Financials	6,350,380	—	—	6,350,380
Health Care	34,938,415	—	—	34,938,415
Industrials	44,566,020	1,784,289	—	46,350,309
Information Technology	66,569,964	—	—	66,569,964
Materials	25,253,653	—	—	25,253,653
Total Equity Securities	280,193,757	1,784,289	—	281,978,046
Mutual Funds
Money Market Funds	2,041,480	—	—	2,041,480
Total Mutual Funds	2,041,480	—	—	2,041,480
Total	282,235,237	1,784,289	—	284,019,526

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Portfolio of Investments

Columbia Variable Portfolio – Marsico International Opportunities Fund

March 31, 2014 (Unaudited)

(Percentages represent value of investments compared to net assets)

Issuer	Shares	Value

Common Stocks 95.5%
CANADA 9.2%
Canadian Pacific Railway Ltd.	39,416	$5,906,160
Dollarama, Inc.	39,769	3,029,711
IMAX Corp. (a)	57,367	1,567,840
Novadaq Technologies, Inc. (a)	103,588	2,307,941
Total		12,811,652
CHINA 3.4%
Anton Oilfield Services Group Ltd.	2,132,000	1,360,514
Baidu, Inc., ADR (a)	19,048	2,902,534
Qunar Cayman Islands Ltd., ADR (a)	16,820	514,524
Total		4,777,572
DENMARK 2.0%
Novo Nordisk A/S, Class B	61,860	2,817,136
FRANCE 5.3%
Safran SA	58,455	4,049,879
Zodiac Aerospace	96,805	3,420,771
Total		7,470,650
GERMANY 7.1%
Adidas AG	38,969	4,216,469
Bayerische Motoren Werke AG	24,814	3,132,030
Wirecard AG	63,549	2,636,953
Total		9,985,452
HONG KONG 4.9%
AIA Group Ltd.	578,200	2,750,006
Sands China Ltd.	551,200	4,133,967
Total		6,883,973
INDIA 2.0%
Tata Motors Ltd., ADR	78,271	2,771,576
IRELAND 1.0%
Covidien PLC	19,590	1,442,999
ITALY 2.4%
Azimut Holding SpA	29,565	1,054,913
Luxottica Group, SpA	40,361	2,334,227
Total		3,389,140
JAPAN 6.3%
Keyence Corp.	5,100	2,101,030
Rakuten, Inc.	259,300	3,463,636

Issuer	Shares	Value

Common Stocks (continued)
JAPAN (CONTINUED)
Start Today Co., Ltd.	125,000	$3,197,781
Total		8,762,447
MEXICO 2.0%
Alsea SAB de CV	776,687	2,816,907
NETHERLANDS 6.8%
ASML Holding NV	67,220	6,225,875
Sensata Technologies Holding NV (a)	77,831	3,318,714
Total		9,544,589
PHILIPPINES 0.5%
Puregold Price Club, Inc.	750,700	737,486
RUSSIAN FEDERATION 1.4%
Yandex NV, Class A (a)	63,027	1,902,785
SOUTH AFRICA 2.6%
Naspers Ltd., Class N	32,751	3,612,751
SWITZERLAND 8.3%
Cie Financiere Richemont SA, Class A, Registered Shares	54,704	5,222,575
Roche Holding AG, Genusschein Shares	21,197	6,353,945
Total		11,576,520
UNITED KINGDOM 15.8%
ARM Holdings PLC	262,647	4,369,962
ASOS PLC (a)	10,361	895,623
Domino’s Pizza Group PLC	409,936	3,769,088
Hargreaves Lansdown PLC	84,559	2,055,380
Liberty Global PLC, Class C (a)	145,846	5,937,391
Merlin Entertainments PLC, Registered Shares (a)(b)	224,585	1,411,552
Rightmove PLC	37,234	1,637,530
St. James’s Place PLC	150,706	2,072,808
Total		22,149,334
UNITED STATES 14.5%
Gilead Sciences, Inc. (a)	68,191	4,832,014
MasterCard, Inc., Class A	57,325	4,282,178
Priceline Group, Inc. (The) (a)	4,172	4,972,565
Schlumberger Ltd.	46,696	4,552,860

Issuer	Shares	Value

Common Stocks (continued)
UNITED STATES (CONTINUED)
Yahoo!, Inc. (a)	48,437	$1,738,888
Total		20,378,505
Total Common Stocks (Cost: $116,930,477)		$133,831,474

	Shares	Value

Money Market Funds 6.5%
Columbia Short-Term Cash Fund, 0.094% (c)(d)	9,112,766	$9,112,766
Total Money Market Funds (Cost: $9,112,766)		$9,112,766
Total Investments
(Cost: $126,043,243) (e)		$142,944,240(f)
Other Assets & Liabilities, Net		(2,781,210)
Net Assets		$140,163,030

Notes to Portfolio of Investments

(a)                                     Non-income producing.

(b)                                     Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2014, the value of these securities amounted to $1,411,552 or 1.01% of net assets.

(c)                                     The rate shown is the seven-day current annualized yield at March 31, 2014.

(d)                                     As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of its outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended March 31, 2014, are as follows:

Issuer	Beginning Cost ($)	Purchase Cost ($)	Proceeds from Sales ($)	Ending Cost ($)	Dividends — Affiliated Issuers ($)	Value ($)
Columbia Short-Term Cash Fund	3,950,115	24,409,921	(19,247,270)	9,112,766	1,866	9,112,766

(e)                                     At March 31, 2014, the cost of securities for federal income tax purposes was approximately $126,043,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized Appreciation	$18,182,000
Unrealized Depreciation	(1,281,000)
Net Unrealized Appreciation	$16,901,000

(f)                                       Investments are valued using policies described in the notes to financial statements in the most recent shareholder report.

Abbreviation Legend

ADR                            American Depositary Receipt

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available.  Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•                  Level 1 - Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds).  Valuation adjustments are not applied to Level 1 investments.

•                  Level 2 – Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•                  Level 3 – Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange (NYSE) are classified as Level 2.  The values of these securities may include an adjustment to reflect the impact of significant market movements following the close of local trading, as described in Note 2 to the financial statements – Security Valuation in the most recent Annual Report dated December 31, 2013.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments.  However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices.  Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager.  Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies).  The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors.  The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions.  The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions.  The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value.  This data is also used to corroborate, when available, information received from approved pricing vendors and brokers.  Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2014:

Description	Level 1	Level 2	Level 3
	Quoted Prices in	Other Significant	Significant
	Active Markets for	Observable	Unobservable
	Identical Assets ($)	Inputs ($)	Inputs ($)	Total ($)
Equity Securities
Common Stocks
Consumer Discretionary	21,610,514	37,027,229	—	58,637,743
Consumer Staples	—	737,486	—	737,486
Energy	4,552,860	1,360,514	—	5,913,374
Financials	—	7,933,107	—	7,933,107
Health Care	8,582,954	9,171,081	—	17,754,035
Industrials	9,224,875	7,470,649	—	16,695,524
Information Technology	10,826,385	15,333,820	—	26,160,205
Total Equity Securities	54,797,588	79,033,886	—	133,831,474
Mutual Funds
Money Market Funds	9,112,766	—	—	9,112,766
Total Mutual Funds	9,112,766	—	—	9,112,766
Total	63,910,354	79,033,886	—	142,944,240

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.  These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation.  The models utilized by the third party statistical pricing service take into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and ETF movements.

There were no transfers of financial assets between levels during the period.

Item  2. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Insurance Trust I

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	May 22, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	May 22, 2014